UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-6456

        Nuveen Premier Municipal Income Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         7/31/09

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Premier Municipal Income Fund, Inc. (NPF)
	July 31, 2009

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Alabama – 1.7% (1.0% of Total Investments)
$ 2,000	Alabama Special Care Facilities Financing Authority, Revenue Bonds, Ascension Health, Series	11/16 at 100.00	Aa1	$ 1,912,760
	2006C-2, 5.000%, 11/15/39 (UB)
	Birmingham Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Baptist Health
	System Inc., Series 2005A:
1,200	5.250%, 11/15/20	11/15 at 100.00	Baa2	1,097,364
400	5.000%, 11/15/30	11/15 at 100.00	Baa2	309,524
1,000	Montgomery BMC Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Baptist	11/14 at 100.00	A3 (4)	1,169,700
	Medical Center, Series 2004C, 5.250%, 11/15/29 (Pre-refunded 11/15/14)
4,600	Total Alabama			4,489,348
	Alaska – 0.5% (0.3% of Total Investments)
670	Alaska Housing Finance Corporation, General Mortgage Revenue Bonds, Series 1999A, 6.000%,	12/09 at 101.00	AAA	674,080
	6/01/49 – MBIA Insured
1,000	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,	6/14 at 100.00	Baa3	547,070
	Series 2006A, 5.000%, 6/01/46
1,670	Total Alaska			1,221,150
	Arizona – 7.9% (4.7% of Total Investments)
	Glendale Industrial Development Authority, Arizona, Revenue Bonds, John C. Lincoln Health
	Network, Series 2005B:
100	5.250%, 12/01/24	12/15 at 100.00	BBB	91,696
135	5.250%, 12/01/25	12/15 at 100.00	BBB	123,227
7,000	Phoenix, Arizona, Civic Improvement Revenue Bonds, Civic Plaza, Series 2005B, 0.000%,	No Opt. Call	AA	5,314,050
	7/01/39 – FGIC Insured
7,500	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System	1/13 at 100.00	Aa1	7,725,000
	Revenue Bonds, Series 2002B, 5.000%, 1/01/25 (UB)
6,000	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System	1/12 at 101.00	Aa1	6,571,740
	Revenue Refunding Bonds, Series 2002A, 5.250%, 1/01/15
1,200	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Series 2007,	No Opt. Call	A	917,796
	5.000%, 12/01/37
21,935	Total Arizona			20,743,509
	Arkansas – 0.9% (0.5% of Total Investments)
2,155	Arkansas Development Finance Authority, State Facility Revenue Bonds, Department of Correction	11/15 at 100.00	AAA	2,253,828
	Special Needs Unit Project, Series 2005B, 5.000%, 11/01/25 – FSA Insured
4	Stuttgart Public Facilities Board, Arkansas, Single Family Mortgage Revenue Refunding Bonds,	10/09 at 100.00	Aaa	3,955
	Series 1993A, 7.900%, 9/01/11
2,159	Total Arkansas			2,257,783
	California – 21.3% (12.6% of Total Investments)
10,000	Anaheim Public Finance Authority, California, Public Improvement Project Lease Bonds, Series	9/17 at 100.00	A	7,906,100
	2007A-1, 4.375%, 3/01/37 – FGIC Insured
5,690	California Department of Veterans Affairs, Home Purchase Revenue Bonds, Series 2002A, 5.300%,	6/12 at 101.00	Aa2	5,843,004
	12/01/21 – AMBAC Insured
1,350	California Educational Facilities Authority, Revenue Bonds, University of Southern California,	10/15 at 100.00	AA+	1,341,522
	Series 2005, 4.750%, 10/01/28 (UB)
1,975	California Health Facilities Financing Authority, Revenue Bonds, Catholic Healthcare West,	No Opt. Call	A	2,024,237
	Series 2004I, 4.950%, 7/01/26 (Mandatory put 7/01/14)
1,700	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services,	10/19 at 100.00	AA	1,667,955
	Series 2009B, 5.500%, 10/01/39
500	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	7/15 at 100.00	BBB	353,070
	Health System, Series 2005A, 5.000%, 7/01/39
1,600	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System,	8/16 at 100.00	A+	1,506,544
	Series 2001C, 5.250%, 8/01/31
1,025	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Tender	5/18 at 100.00	Aa3	1,001,289
	Option Bond Trust 3175, 11.971%, 11/15/48 (IF)
4,900	California, General Obligation Bonds, Series 2004, 5.000%, 6/01/23 – AMBAC Insured	12/14 at 100.00	A	4,960,956
1,000	Chula Vista, California, Industrial Development Revenue Bonds, San Diego Gas and Electric	6/14 at 102.00	A2	1,016,540
	Company, Series 1996A, 5.300%, 7/01/21
25,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series	No Opt. Call	AAA	19,784,246
	1995A, 0.000%, 1/01/17 (ETM)
3,500	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/17 at 100.00	BBB	1,892,590
	Asset-Backed Bonds, Series 2007A-1, 5.125%, 6/01/47
450	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/13 at 100.00	AAA	534,564
	Bonds, Series 2003A-1, 6.750%, 6/01/39 (Pre-refunded 6/01/13)
6,005	Los Angeles Unified School District, California, General Obligation Bonds, Series 2005E,	7/15 at 100.00	AA–	6,101,500
	5.000%, 7/01/22 – AMBAC Insured
	San Diego County, California, Certificates of Participation, Burnham Institute, Series 2006:
100	5.000%, 9/01/21	9/15 at 102.00	Baa3	87,343
110	5.000%, 9/01/23	9/15 at 102.00	Baa3	93,205
64,905	Total California			56,114,665
	Colorado – 12.0% (7.0% of Total Investments)
1,000	Colorado Health Facilities Authority, Revenue Bonds, Evangelical Lutheran Good Samaritan	6/16 at 100.00	A–	888,030
	Society, Series 2005, 5.000%, 6/01/29
1,150	Colorado Health Facilities Authority, Revenue Bonds, Parkview Medical Center, Series 2004,	9/14 at 100.00	A3	1,075,101
	5.000%, 9/01/25
400	Colorado Health Facilities Authority, Revenue Bonds, Poudre Valley Health Care, Series 2005F,	3/15 at 100.00	A–	352,820
	5.000%, 3/01/25
1,000	Colorado Health Facilities Authority, Revenue Bonds, Poudre Valley Healthcare Inc., Series	12/09 at 101.00	Aa3 (4)	1,027,510
	1999A, 5.750%, 12/01/23 (Pre-refunded 12/01/09) – FSA Insured
750	Colorado Health Facilities Authority, Revenue Bonds, Vail Valley Medical Center, Series 2004,	1/15 at 100.00	BBB+	744,000
	5.000%, 1/15/17
	Denver City and County, Colorado, Airport Revenue Bonds, Series 2006:
4,170	5.000%, 11/15/23 – FGIC Insured	11/16 at 100.00	A+	4,246,144
6,800	5.000%, 11/15/24 – FGIC Insured	11/16 at 100.00	A+	6,970,612
	Denver, Colorado, Airport Revenue Bonds, Series 2006A:
6,890	5.000%, 11/15/23 – FGIC Insured (UB)	11/16 at 100.00	A+	7,015,812
8,940	5.000%, 11/15/25 – FGIC Insured (UB)	11/16 at 100.00	A+	9,108,787
31,100	Total Colorado			31,428,816
	Connecticut – 0.8% (0.5% of Total Investments)
2,020	Connecticut Development Authority, Pollution Control Revenue Refunding Bonds, Connecticut	10/09 at 101.50	Baa1	2,024,767
	Light and Power Company, Series 1993A, 5.850%, 9/01/28
	Florida – 1.7% (1.0% of Total Investments)
1,700	Hillsborough County Industrial Development Authority, Florida, Exempt Facilities Remarketed	4/10 at 101.00	N/R	958,630
	Revenue Bonds, National Gypsum Company, Apollo Beach Project, Series 2000B, 7.125%, 4/01/30
	(Alternative Minimum Tax)
2,500	Hillsborough County Industrial Development Authority, Florida, Pollution Control Revenue	10/12 at 100.00	Baa1	2,565,925
	Bonds, Tampa Electric Company Project, Series 2002, 5.100%, 10/01/13
1,000	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System	8/17 at 100.00	AA–	897,710
	Obligation Group, Series 2007, 5.000%, 8/15/42 (UB)
5,200	Total Florida			4,422,265
	Georgia – 4.6% (2.7% of Total Investments)
8,050	George L. Smith II World Congress Center Authority, Atlanta, Georgia, Revenue Refunding Bonds,	7/10 at 101.00	A	7,761,730
	Domed Stadium Project, Series 2000, 5.500%, 7/01/20 – MBIA Insured (Alternative Minimum Tax)
4,105	Municipal Electric Authority of Georgia, Combustion Turbine Revenue Bonds, Series 2003A,	11/13 at 100.00	A1	4,354,420
	5.125%, 11/01/17 – MBIA Insured
12,155	Total Georgia			12,116,150
	Hawaii – 0.9% (0.5% of Total Investments)
2,250	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaiian Electric	1/10 at 100.00	Baa1	2,254,590
	Company Inc., Series 1999D, 6.150%, 1/01/20 – AMBAC Insured (Alternative Minimum Tax)
	Idaho – 0.2% (0.1% of Total Investments)
75	Idaho Housing and Finance Association, Single Family Mortgage Bonds, Series 1996E, 6.350%,	1/10 at 100.00	Aa1	75,106
	7/01/14 (Alternative Minimum Tax)
	Madison County, Idaho, Hospital Revenue Certificates of Participation, Madison Memorial
	Hospital, Series 2006:
500	5.250%, 9/01/26	9/16 at 100.00	BBB–	413,120
200	5.250%, 9/01/37	9/16 at 100.00	BBB–	149,994
775	Total Idaho			638,220
	Illinois – 11.1% (6.5% of Total Investments)
580	Chicago Public Building Commission, Illinois, General Obligation Lease Certificates, Chicago	No Opt. Call	A (4)	664,993
	Board of Education, Series 1990B, 7.000%, 1/01/15 – MBIA Insured (ETM)
8,670	Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999, 0.000%, 1/01/24 –	No Opt. Call	AA–	4,296,245
	FGIC Insured
8,500	Chicago, Illinois, Senior Lien Water Revenue Bonds, Series 2001, 5.750%, 11/01/30 –	No Opt. Call	A1	9,017,055
	AMBAC Insured
200	Illinois Finance Authority, Revenue Bonds, Proctor Hospital, Series 2006, 5.125%, 1/01/25	1/16 at 100.00	BBB–	158,090
1,000	Illinois Health Facilities Authority, Revenue Bonds, Condell Medical Center, Series 2002,	5/12 at 100.00	Aaa	1,119,590
	5.500%, 5/15/32 (Pre-refunded 5/15/12)
1,500	Illinois, General Obligation Bonds, Illinois FIRST Program, Series 2002, 5.500%, 2/01/17 –	2/12 at 100.00	AA–	1,619,280
	FGIC Insured
	Lombard Public Facilities Corporation, Illinois, Second Tier Conference Center and Hotel
	Revenue Bonds, Series 2005B:
850	5.250%, 1/01/25	1/16 at 100.00	AA	855,942
1,750	5.250%, 1/01/30	1/16 at 100.00	AA	1,757,490
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place
	Expansion Project, Series 1996A:
10,575	0.000%, 12/15/23 – MBIA Insured	No Opt. Call	A	4,959,146
10,775	0.000%, 12/15/24 – MBIA Insured	No Opt. Call	A	4,721,605
44,400	Total Illinois			29,169,436
	Indiana – 2.9% (1.7% of Total Investments)
2,275	Anderson School Building Corporation, Madison County, Indiana, First Mortgage Bonds, Series	1/14 at 100.00	AAA	2,638,158
	2003, 5.500%, 7/15/23 (Pre-refunded 1/15/14) – FSA Insured
6,180	Crown Point Multi-School Building Corporation, Indiana, First Mortgage Bonds, Crown Point	No Opt. Call	A	3,088,888
	Community School Corporation, Series 2000, 0.000%, 1/15/23 – MBIA Insured
1,250	Portage, Indiana, Revenue Bonds, Series 2006, 5.000%, 7/15/23	7/16 at 100.00	BBB+	1,136,225
1,000	St. Joseph County Hospital Authority, Indiana, Revenue Bonds, Madison Center Inc., Series	2/15 at 100.00	BBB–	777,410
	2005, 5.250%, 2/15/28
10,705	Total Indiana			7,640,681
	Iowa – 0.9% (0.5% of Total Investments)
4,000	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C,	6/15 at 100.00	BBB	2,392,640
	5.500%, 6/01/42
	Kentucky – 0.2% (0.1% of Total Investments)
510	Louisville and Jefferson County Metropolitan Government, Kentucky, Industrial Building Revenue	10/16 at 100.00	N/R	428,339
	Bonds, Sisters of Mercy of the Americas, Series 2006, 5.000%, 10/01/35
	Louisiana – 6.4% (3.8% of Total Investments)
1,310	Louisiana Housing Finance Agency, GNMA Collateralized Mortgage Revenue Bonds, St. Dominic	9/09 at 100.00	AAA	1,311,284
	Assisted Care Facility, Series 1995, 6.850%, 9/01/25
1,500	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,	5/17 at 100.00	A3	1,218,255
	Series 2007A, 5.500%, 5/15/47
	Louisiana State, Gasoline Tax Revenue Bonds, Series 2006A:
825	4.750%, 5/01/39 – FSA Insured (UB)	5/16 at 100.00	AAA	806,933
8,880	4.500%, 5/01/41 – FGIC Insured (UB)	5/16 at 100.00	AA	8,011,092
5	Louisiana State, Gasoline Tax Revenue Bonds, Series 2006, Residuals 660-1, 15.862%, 5/01/41 –	5/16 at 100.00	AA	3,048
	FGIC Insured (IF)
3,950	Morehouse Parish, Louisiana, Pollution Control Revenue Bonds, International Paper Company,	No Opt. Call	BBB	3,891,145
	Series 2002A, 5.700%, 4/01/14
2,090	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds,	5/11 at 101.00	BBB	1,677,246
	Series 2001B, 5.875%, 5/15/39
18,560	Total Louisiana			16,919,003
	Maine – 0.9% (0.6% of Total Investments)
2,465	Maine State Housing Authority, Single Family Mortgage Purchase Bonds, Series 2004A-2, 5.000%,	5/13 at 100.00	AA+	2,485,533
	11/15/21 (Alternative Minimum Tax)
	Maryland – 1.3% (0.8% of Total Investments)
2,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health,	8/14 at 100.00	A–	1,992,800
	Series 2004, 5.375%, 8/15/24
1,550	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Western Maryland	7/16 at 100.00	A	1,363,954
	Health, Series 2006A, 4.750%, 7/01/36 – MBIA Insured
3,550	Total Maryland			3,356,754
	Massachusetts – 1.6% (1.0% of Total Investments)
1,000	Massachusetts Development Finance Authority, Revenue Bonds, Hampshire College, Series 2004,	10/14 at 100.00	BBB	891,510
	5.625%, 10/01/24
3,000	Massachusetts, Special Obligation Dedicated Tax Revenue Bonds, Series 2004, 5.250%, 1/01/24	1/14 at 100.00	A (4)	3,402,660
	(Pre-refunded 1/01/14) – FGIC Insured
4,000	Total Massachusetts			4,294,170
	Michigan – 4.0% (2.4% of Total Investments)
2,925	Detroit, Michigan, General Obligation Bonds, Series 2003A, 5.250%, 4/01/17 – SYNCORA	4/13 at 100.00	BB	2,592,311
	GTY Insured
4,600	Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien, Series 2006B, 4.625%,	7/16 at 100.00	A	3,718,778
	7/01/34 – FGIC Insured
1,000	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series	12/16 at 100.00	AA	966,000
	2006A, 5.000%, 12/01/31 (UB)
170	Monroe County Hospital Finance Authority, Michigan, Mercy Memorial Hospital Corporation	6/16 at 100.00	Baa3	121,373
	Revenue Bonds, Series 2006, 5.500%, 6/01/35
3,025	Wayne County, Michigan, Airport Revenue Refunding Bonds, Detroit Metropolitan Airport, Series	12/12 at 100.00	A	3,129,847
	2002C, 5.375%, 12/01/19 – FGIC Insured
11,720	Total Michigan			10,528,309
	Minnesota – 4.7% (2.8% of Total Investments)
4,350	Cohasset, Minnesota, Pollution Control Revenue Bonds, Allete Inc., Series 2004, 4.950%, 7/01/22	7/14 at 100.00	A2	4,194,531
1,000	Duluth Economic Development Authority, Minnesota, Healthcare Facilities Revenue Bonds,	2/14 at 100.00	N/R (4)	1,147,500
	Benedictine Health System – St. Mary’s Duluth Clinic, Series 2004, 5.250%, 2/15/21
	(Pre-refunded 2/15/14)
2,290	Minneapolis-St. Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds,	12/13 at 100.00	Baa1	2,303,626
	HealthPartners Inc., Series 2003, 6.000%, 12/01/20
530	Minnesota Higher Education Facilities Authority, Revenue Bonds, University of St. Thomas,	10/14 at 100.00	A2	561,254
	Series 2004-5Y, 5.250%, 10/01/19
1,000	Minnesota Municipal Power Agency, Electric Revenue Bonds, Series 2004A, 5.250%, 10/01/19	10/14 at 100.00	A3	1,051,810
3,000	St. Paul Port Authority, Minnesota, Lease Revenue Bonds, Office Building at Cedar Street,	12/13 at 100.00	AA+	3,196,440
	Series 2003, 5.250%, 12/01/20
12,170	Total Minnesota			12,455,161
	Mississippi – 0.9% (0.5% of Total Investments)
2,325	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial	9/14 at 100.00	AA	2,348,785
	Healthcare, Series 2004, 5.000%, 9/01/24 (UB)
	Missouri – 1.0% (0.6% of Total Investments)
100	Hannibal Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Hannibal	3/16 at 100.00	BBB+	92,666
	Regional Hospital, Series 2006, 5.000%, 3/01/22
2,880	Joplin Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Freeman	2/15 at 102.00	BBB+	2,601,619
	Health System, Series 2004, 5.500%, 2/15/24
2,980	Total Missouri			2,694,285
	Nebraska – 2.3% (1.4% of Total Investments)
1,580	Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Bonds, Nebraska	No Opt. Call	Aa3	1,636,975
	Medical Center, Series 2003, 5.000%, 11/15/16
1,105	Grand Island, Nebraska, Electric System Revenue Bonds, Series 1977, 6.100%, 9/01/12 (ETM)	9/09 at 100.00	A1 (4)	1,185,764
2,350	NebHelp Inc., Nebraska, Senior Subordinate Bonds, Student Loan Program, Series 1993A-5B,	No Opt. Call	Aa2	2,503,267
	6.250%, 6/01/18 – MBIA Insured (Alternative Minimum Tax)
515	Omaha Public Power District, Nebraska, Separate Electric System Revenue Bonds, Nebraska	2/17 at 100.00	AAA	715,952
	City 2, Series 2006A, Trust 11673, 19.151%, 2/01/49 – AMBAC Insured (IF)
5,550	Total Nebraska			6,041,958
	New Hampshire – 2.4% (1.4% of Total Investments)
1,110	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Dartmouth College,	6/19 at 100.00	AA+	1,258,019
	Tender Option Bond Trust 09-7W, 13.809%, 6/01/39 (IF)
5,000	New Hampshire Housing Finance Authority, FHLMC Multifamily Housing Remarketed Revenue Bonds,	7/10 at 101.00	Aaa	5,084,050
	Countryside LP, Series 1994, 6.100%, 7/01/24 (Alternative Minimum Tax)
6,110	Total New Hampshire			6,342,069
	New Jersey – 5.6% (3.3% of Total Investments)
1,000	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2005P,	9/15 at 100.00	AA–	1,042,190
	5.250%, 9/01/24
3,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2003C,	6/13 at 100.00	AAA	3,480,450
	5.500%, 6/15/24 (Pre-refunded 6/15/13)
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C:
25,000	0.000%, 12/15/35 – AMBAC Insured	No Opt. Call	AA–	4,352,250
10,000	0.000%, 12/15/36 – AMBAC Insured	No Opt. Call	AA–	1,633,500
1,500	New Jersey Turnpike Authority, Revenue Bonds, Series 2003A, 5.000%, 1/01/19 – FGIC Insured	7/13 at 100.00	A+	1,606,830
2,500	New Jersey Turnpike Authority, Revenue Bonds, Series 2005A, 5.000%, 1/01/25 – FSA Insured	1/15 at 100.00	AAA	2,616,875
43,000	Total New Jersey			14,732,095
	New York – 21.1% (12.4% of Total Investments)
10,000	Dormitory Authority of the State of New York, Revenue Bonds, State University Educational	5/10 at 101.00	AAA	10,504,700
	Facilities Revenue Bonds, 1999 Resolution, Series 2000B, 5.500%, 5/15/30 (Pre-refunded
	5/15/10) – FSA Insured
1,500	Dormitory Authority of the State of New York, State and Local Appropriation Lease Bonds,	7/14 at 100.00	AA–	1,576,050
	Upstate Community Colleges, Series 2004B, 5.250%, 7/01/19
2,200	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 4.500%,	2/17 at 100.00	A	1,756,392
	2/15/47 – MBIA Insured
7,500	Long Island Power Authority, New York, Electric System Revenue Bonds, Residual Series	6/16 at 100.00	AAA	7,958,400
	2006A, 5.000%, 12/01/25 – FGIC Insured (UB)
5,000	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds,	11/12 at 100.00	A	5,078,750
	Series 2002A, 5.125%, 11/15/21 – FGIC Insured
2,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	12/14 at 100.00	AAA	2,105,220
	Bonds, Fiscal Series 2005B, 5.000%, 6/15/23 – AMBAC Insured
4,265	New York City, New York, General Obligation Bonds, Fiscal Series 2003D, 5.250%, 10/15/22 (UB)	10/13 at 100.00	AA	4,415,768
1,200	New York City, New York, General Obligation Bonds, Fiscal Series 2004B, 5.250%, 8/01/15	8/14 at 100.00	AA	1,329,960
4,000	New York City, New York, General Obligation Bonds, Series 2004C-1, 5.250%, 8/15/20 (UB)	8/14 at 100.00	AA	4,213,960
910	New York Convention Center Development Corporation, Hotel Fee Revenue Bonds, Trust 2364,	11/15 at 100.00	AAA	937,063
	16.543%, 11/15/44 – AMBAC Insured (IF)
3,250	New York State Municipal Bond Bank Agency, Special School Purpose Revenue Bonds, Series 2003C,	6/13 at 100.00	A+	3,355,528
	5.250%, 6/01/22
	New York State Thruway Authority, General Revenue Bonds, Series 2005G:
6,460	5.000%, 1/01/25 – FSA Insured (UB)	7/15 at 100.00	AAA	6,656,384
2,580	5.000%, 1/01/26 – FSA Insured (UB)	7/15 at 100.00	AAA	2,644,913
1,850	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Series	3/15 at 100.00	AAA	1,929,550
	2005B, 5.000%, 3/15/24 – FSA Insured (UB)
1,000	New York State Urban Development Corporation, Subordinate Lien Corporate Purpose Bonds, Series	7/14 at 100.00	A	1,036,620
	2004A, 5.125%, 1/01/22
53,715	Total New York			55,499,258
	North Carolina – 4.3% (2.6% of Total Investments)
10,300	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series	No Opt. Call	AA–	11,364,299
	1993B, 6.000%, 1/01/22 – CAPMAC Insured
	Ohio – 2.6% (1.5% of Total Investments)
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
100	5.125%, 6/01/24	6/17 at 100.00	BBB	82,375
1,050	5.875%, 6/01/30	6/17 at 100.00	BBB	739,746
1,055	5.750%, 6/01/34	6/17 at 100.00	BBB	682,068
2,355	5.875%, 6/01/47	6/17 at 100.00	BBB	1,352,076
4,000	Ohio, Solid Waste Revenue Bonds, Republic Services Inc., Series 2004, 4.250%, 4/01/33	No Opt. Call	BBB	3,811,400
	(Mandatory put 4/01/14) (Alternative Minimum Tax)
250	Port of Greater Cincinnati Development Authority, Ohio, Economic Development Revenue Bonds,	10/16 at 100.00	N/R	229,180
	Sisters of Mercy of the Americas, Series 2006, 5.000%, 10/01/25
8,810	Total Ohio			6,896,845
	Oklahoma – 1.2% (0.7% of Total Investments)
	Norman Regional Hospital Authority, Oklahoma, Hospital Revenue Bonds, Series 2005:
500	5.375%, 9/01/29	9/16 at 100.00	BBB–	372,860
450	5.375%, 9/01/36	9/16 at 100.00	BBB–	313,070
2,725	Tulsa County Industrial Authority, Oklahoma, Health Care Revenue Bonds, Saint Francis Health	12/16 at 100.00	AA	2,469,013
	System, Series 2006, 5.000%, 12/15/36 (UB)
44	Tulsa County Industrial Authority, Oklahoma, Health Care Revenue Bonds, Saint Francis Health	12/16 at 100.00	AA	36,481
	System Series 2006, Trust 3500, 8.243%, 12/15/36 (IF)
3,719	Total Oklahoma			3,191,424
	Oregon – 1.2% (0.7% of Total Investments)
	Oregon, General Obligation Bonds, State Board of Higher Education, Series 2004A:
1,795	5.000%, 8/01/21	8/14 at 100.00	AA	1,945,959
1,240	5.000%, 8/01/23	8/14 at 100.00	AA	1,310,829
3,035	Total Oregon			3,256,788
	Pennsylvania – 1.9% (1.1% of Total Investments)
2,000	Allegheny County Sanitary Authority, Pennsylvania, Sewerage Revenue Bonds, Series 2005A,	12/15 at 100.00	A	2,034,600
	5.000%, 12/01/23 – MBIA Insured
4,500	Pennsylvania Turnpike Commission, Turnpike Subordinate Revenue Bonds, Series 2009C, 0.000%,	6/26 at 100.00	AAA	3,064,860
	6/01/33 – FSA Insured
6,500	Total Pennsylvania			5,099,460
	Puerto Rico – 0.7% (0.4% of Total Investments)
3,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/26 at 100.00	A+	1,917,150
	2009A, 0.000%, 8/01/32
	Rhode Island – 2.1% (1.2% of Total Investments)
5,890	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	BBB	5,491,129
	Series 2002A, 6.000%, 6/01/23
	South Carolina – 8.7% (5.1% of Total Investments)
2,500	Berkeley County School District, South Carolina, Installment Purchase Revenue Bonds, Securing	12/13 at 100.00	A–	2,532,650
	Assets for Education, Series 2003, 5.250%, 12/01/24
4,405	Dorchester County School District 2, South Carolina, Installment Purchase Revenue Bonds,	12/14 at 100.00	AA–	4,530,366
	GROWTH, Series 2004, 5.250%, 12/01/23
3,340	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series	12/13 at 100.00	AA	3,491,970
	2003, 5.250%, 12/01/19 (UB)
3,620	Greenville, South Carolina, Hospital Facilities Revenue Refunding Bonds, Series 2003A, 5.250%,	5/13 at 100.00	AA–	3,675,893
	5/01/21 – AMBAC Insured
310	South Carolina JOBS Economic Development Authority, Economic Development Revenue Bonds, Bon	11/12 at 100.00	A3 (4)	354,640
	Secours Health System Inc., Series 2002A, 5.625%, 11/15/30 (Pre-refunded 11/15/12)
1,190	South Carolina JOBS Economic Development Authority, Economic Development Revenue Bonds, Bon	11/12 at 100.00	A–	1,083,459
	Secours Health System Inc., Series 2002B, 5.625%, 11/15/30
	South Carolina JOBS Economic Development Authority, Hospital Refunding and Improvement Revenue
	Bonds, Palmetto Health Alliance, Series 2003C:
4,895	6.375%, 8/01/34 (Pre-refunded 8/01/13)	8/13 at 100.00	BBB+ (4)	5,627,243
605	6.375%, 8/01/34 (Pre-refunded 8/01/13)	8/13 at 100.00	BBB+ (4)	702,520
750	Tobacco Settlement Revenue Management Authority, South Carolina, Tobacco Settlement	5/12 at 100.00	BBB (4)	789,135
	Asset-Backed Bonds, Series 2001B, 6.000%, 5/15/22 (Pre-refunded 5/15/12)
21,615	Total South Carolina			22,787,876
	South Dakota – 0.7% (0.4% of Total Investments)
1,750	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sioux Valley	11/14 at 100.00	AA–	1,736,525
	Hospitals, Series 2004A, 5.500%, 11/01/31
	Tennessee – 1.3% (0.8% of Total Investments)
2,060	Johnson City Health and Educational Facilities Board, Tennessee, Hospital Revenue Refunding	7/23 at 100.00	A (4)	2,082,372
	and Improvement Bonds, Johnson City Medical Center, Series 1998C, 5.125%, 7/01/25
	(Pre-refunded 7/01/23) – MBIA Insured
1,600	Johnson City Health and Educational Facilities Board, Tennessee, Revenue Bonds, Mountain	7/16 at 100.00	BBB+	1,268,912
	States Health Alliance, Series 2006A, 5.500%, 7/01/36
400	Sumner County Health, Educational, and Housing Facilities Board, Tennessee, Revenue Refunding	11/17 at 100.00	N/R	151,680
	Bonds, Sumner Regional Health System Inc., Series 2007, 5.500%, 11/01/37
4,060	Total Tennessee			3,502,964
	Texas – 7.4% (4.3% of Total Investments)
1,075	Brazos River Authority, Texas, Pollution Control Revenue Bonds, TXU Energy Company LLC	10/13 at 101.00	CCC	491,748
	Project, Series 2003C, 6.750%, 10/01/38 (Alternative Minimum Tax)
3,000	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Series 2004A, 5.250%,	5/14 at 100.00	AA	3,094,440
	5/15/25 – MBIA Insured
	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson
	Memorial Hospital Project, Series 2005:
400	5.250%, 8/15/21	No Opt. Call	BBB–	375,508
600	5.125%, 8/15/26	No Opt. Call	BBB–	521,874
2,265	Lower Colorado River Authority, Texas, Contract Revenue Refunding Bonds, Transmission Services	5/13 at 100.00	A	2,268,669
	Corporation, Series 2003C, 5.250%, 5/15/25 – AMBAC Insured
290	Mansfield Independent School District, Tarrant County, Texas, General Obligation Bonds, Series	2/11 at 100.00	AAA	295,759
	2001, 5.375%, 2/15/26
1,710	Mansfield Independent School District, Tarrant County, Texas, General Obligation Bonds, Series	2/11 at 100.00	AAA	1,834,334
	2001, 5.375%, 2/15/26 (Pre-refunded 2/15/11)
950	North Texas Thruway Authority, Second Tier System Revenue Refunding Bonds, Series 2008,	1/18 at 100.00	A3	910,252
	5.750%, 1/01/38
1,000	Sabine River Authority, Texas, Pollution Control Revenue Bonds, TXU Electric Company, Series	11/15 at 100.00	CCC	397,250
	2001C, 5.200%, 5/01/28
3,000	Tarrant County Cultural & Educational Facilities Financing Corporation, Texas, Revenue Bonds,	2/17 at 100.00	AA–	2,843,880
	Series 2007A, 5.000%, 2/15/36 (UB)
185	Tarrant County Cultural and Educational Facilities Finance Corporation, Texas, Revenue Bonds,	2/17 at 100.00	AA–	159,032
	Texas Health Resources Project, Trust 1031, 11.947%, 2/15/36 (IF)
	Texas Tech University, Financing System Revenue Bonds, 9th Series 2003:
3,525	5.250%, 2/15/18 – AMBAC Insured	8/13 at 100.00	AA	3,781,514
2,250	5.250%, 2/15/19 – AMBAC Insured	8/13 at 100.00	AA	2,413,733
20,250	Total Texas			19,387,993
	Utah – 0.2% (0.1% of Total Investments)
325	Utah Housing Corporation, Single Family Mortgage Bonds, Series 2001D, 5.500%, 1/01/21	7/11 at 100.00	Aaa	327,213
	(Alternative Minimum Tax)
25	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 1996C, 6.450%, 7/01/14	1/10 at 100.00	Aaa	25,037
	(Alternative Minimum Tax)
30	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 1997F, 5.750%, 7/01/15	1/10 at 100.00	Aaa	31,022
	(Alternative Minimum Tax)
380	Total Utah			383,272
	Washington – 7.0% (4.1% of Total Investments)
2,000	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Columbia Generating Station –	7/12 at 100.00	Aaa	2,196,200
	Nuclear Project 2, Series 2002C, 5.750%, 7/01/17 – MBIA Insured
7,000	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Nuclear Project 1, Series	7/13 at 100.00	Aaa	7,666,330
	2003A, 5.500%, 7/01/16 (UB)
3,160	King County Public Hospital District 2, Washington, Limited Tax General Obligation Bonds,	6/11 at 101.00	AA–	3,210,434
	Evergreen Hospital Medical Center, Series 2001A, 5.250%, 12/01/24 – AMBAC Insured
1,000	Skagit County Public Hospital District 1, Washington, Revenue Bonds, Skagit Valley Hospital,	No Opt. Call	Baa2	942,180
	Series 2003, 6.000%, 12/01/23
4,280	Washington, General Obligation Refunding Bonds, Series 1992A and 1992AT-6, 6.250%, 2/01/11	No Opt. Call	AA+	4,458,262
17,440	Total Washington			18,473,406
	West Virginia – 1.7% (1.0% of Total Investments)
2,000	West Virginia Water Development Authority, Infrastructure Revenue Bonds, Series 2003A, 5.500%,	10/13 at 101.00	AAA	2,355,400
	10/01/23 (Pre-refunded 10/01/13) – AMBAC Insured
2,150	West Virginia Water Development Authority, Loan Program II Revenue Bonds, Series 2003B,	11/13 at 101.00	A–	2,223,487
	5.250%, 11/01/23 – AMBAC Insured
4,150	Total West Virginia			4,578,887
	Wisconsin – 6.5% (3.8% of Total Investments)
5,670	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Agnesian Healthcare	7/11 at 100.00	A–	5,676,747
	Inc., Series 2001, 6.000%, 7/01/30
160	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Divine Savior	5/16 at 100.00	BBB	119,152
	Healthcare, Series 2006, 5.000%, 5/01/32
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Fort Healthcare Inc.,	5/14 at 100.00	BBB+	973,060
	Series 2004, 5.375%, 5/01/18
205	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Froedtert and Community	10/11 at 101.00	AA–	206,316
	Health Obligated Group, Series 2001, 5.375%, 10/01/30
2,145	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Froedtert and Community	10/11 at 101.00	AA– (4)	2,370,289
	Health Obligated Group, Series 2001, 5.375%, 10/01/30 (Pre-refunded 10/01/11)
5,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic,	2/10 at 101.00	BBB+	5,055,950
	Series 1999, 6.250%, 2/15/18 – RAAI Insured
2,500	Wisconsin State, General Obligation Bonds, Series 2006A, 4.750%, 5/01/25 – FGIC Insured (UB)	5/16 at 100.00	AA	2,572,075
16,680	Total Wisconsin			16,973,589
	Wyoming – 0.4% (0.3% of Total Investments)
1,350	Sweetwater County, Wyoming, Solid Waste Disposal Revenue Bonds, FMC Corporation, Series 2005,	12/15 at 100.00	BBB	1,101,168
	5.600%, 12/01/35 (Alternative Minimum Tax)
$ 503,458	Total Long-Term Investments (cost $441,292,970) – 167.7%			441,182,514
	Short-Term Investments – 2.0% (1.2% of Total Investments)
	Connecticut – 1.1% (0.7% of Total Investments)
3,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Variable Rate Demand	No Opt. Call	A-1+	3,000,000
	Obligations, Yale University, Trust 2862, 0.300%, 7/01/15 (5)
	Texas – 0.5% (0.3% of Total Investments)
1,300	Red River Authority, Texas, Pollution Control Revenue Bonds, Southwestern Public Service	11/09 at 100.00	A-1+	1,300,000
	Company, Variable Rate Demand Obligations, Series 1996, 8.500%, 7/01/16 – AMBAC Insured (5)
	Virginia – 0.4% (0.2% of Total Investments)
1,000	Virginia Resources Authority, Clean Water State Revolving Fund Revenue Bonds, Variable Rate Demand	10/18 at 100.00	A-1	1,000,000
	Obligations, Series 2008, Trust 2917, 0.380%, 10/01/28 (5)
$ 5,300	Total Short-Term Investments (cost $5,300,000)			5,300,000
	Total Investments (cost $446,592,970) – 169.7%			446,482,514
	Floating Rate Obligations – (22.9)%			(60,373,400)
	Other Assets Less Liabilities – 1.4%			3,856,223
	Preferred Shares, at Liquidation Value – (48.2)% (6)			(126,850,000)
	Net Assets Applicable to Common Shares – 100%			$ 263,115,337

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No. 157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of July 31, 2009:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$441,182,514	$ —	$441,182,514
Short-Term Investments	—	5,300,000	—	5,300,000
Total	$ —	$446,482,514	$ —	$446,482,514

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to Statement of Financial Accounting Standards No. 140 (SFAS No. 140), if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At July 31, 2009, the cost of investments was $386,048,053.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2009, were as follows:

Gross unrealized:
Appreciation	$ 16,869,062
Depreciation	(16,805,737)
Net unrealized appreciation (depreciation) of investments	$ 63,325

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc.
(“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(6)	Preferred Shares, at Liquidation Value as a percentage of Total Investments is 28.4%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Premier Municipal Income Fund, Inc.

By (Signature and Title)          /s/ Kevin J. McCarthy
                                                  Kevin J. McCarthy
                                                  Vice President and Secretary

Date         September 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)         /s/ Gifford R. Zimmerman
                                                 Gifford R. Zimmerman
                                                 Chief Administrative Officer (principal executive officer)

Date         September 29, 2009

By (Signature and Title)         /s/ Stephen D. Foy
                                                 Stephen D. Foy
                                                 Vice President and Controller (principal financial officer)

Date        September 29, 2009